Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current Assets
Cash and cash equivalents	$ 21,166,494	$ 18,099,019
Restricted cash	31,001	30,413
Accounts receivable, net	1,336,271	1,301,335
Inventories, net	751,346	828,053
Advance to suppliers	1,087,707	301,050
Other receivables and other current assets, net	305,137	319,058
Total Current Assets	26,042,394	21,296,491
Non-current Assets
Property, plant and equipment, net	153,079	178,561
Intangible assets, net	8,532	11,808
Total Non-current Assets	310,889	367,017
TOTAL ASSETS	26,353,283	21,663,508
Current Liabilities
Short-term borrowings	976,367	702,184
Long-term borrowings – current	4,475	8,781
Accounts payable	530,662	1,158,298
Refund liabilities	16,191	53,885
Contract liabilities	65,057	58,627
Accrued expenses and other liabilities	3,266,597	2,937,652
Tax payable	1,038,018	1,031,407
Total Current Liabilities	5,961,486	6,012,063
Non-current Liabilities
Long-term borrowings	73,102	96,264
Total Non-current Liabilities	158,263	211,683
TOTAL LIABILITIES	6,119,748	6,223,746
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $2 par value, 3,906,471 shares issued and outstanding as of September 30, 2024 (2,218,206 shares issued and outstanding as of March 31, 2024)	55,384,646	44,530,601
Accumulated deficits	(34,384,120)	(28,015,317)
Accumulated other comprehensive loss	(766,991)	(1,075,522)
Total Shareholders’ Equity	20,233,535	15,439,762
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	26,353,283	21,663,508
Related Party
Current Assets
Due from related parties	1,364,438	417,563
Non-current Assets
Right-of-use assets – operating leases – related party	149,278	176,648
Current Liabilities
Operating lease liabilities - current – related party	64,118	61,229
Non-current Liabilities
Operating lease liabilities – non-current – related party	$ 85,161	$ 115,419